Net Income Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	82,482,764	82,101,813	81,532,320
Effect of dilutive share options and other awards outstanding under share based compensation programs	549,660	615,827	936,043
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	83,032,424	82,717,640	82,468,363

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Net income per ordinary share:
Basic	$9.60	$7.46	$6.20
Diluted	$9.53	$7.40	$6.13